SUPPLEMENTAL FINANCIAL INFORMATION (Condensed Consolidated Statements of Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues [Abstract]
Regulated electric	$ 4,852.0	$ 4,721.0
Regulated	1,044.0	1,002.0
Non-regulated	628.0	503.0
Total operating revenues	6,524.0	6,226.0
Operating expenses
Regulated fuel for generation and purchased power	1,677.0	1,638.0
Regulated cost of natural gas	388.0	379.0
Regulated fuel adjustment	(46.0)	59.0
Non-regulated fuel for generation and purchased power	225.0	209.0
Non-regulated direct costs	16.0	28.0
Operating, maintenance and general	1,564.0	1,372.0
Provincial, state, and municipal taxes	340.0	326.0
Depreciation and amortization	916.0	856.0
Total operating expenses	5,126.0	4,808.0
Operating Income (Loss)	1,398.0	1,418.0
Income from equity investments	154.0	124.0
Other income (expenses), net	23.0	25.0
Interest expense, net	713.0	698.0
Income before provision for income taxes	816.0	819.0
Income tax expense (recovery)	69.0	520.0
Net income	747.0	299.0
Non-controlling interest in subsidiaries	1.0	5.0
Preferred stock dividends	36.0	28.0
Net income attributable to common shareholders	709.6	266.1
Comprehensive income attributable to common shareholders	1,249.0	(6.0)
Consolidation, Eliminations [Member]
Revenues [Abstract]
Total operating revenues	(54.0)	(57.0)
Operating expenses
Total operating expenses	(52.0)	(57.0)
Income from equity investments	(800.0)	(336.0)
Other income (expenses), net	(38.0)	(32.0)
Interest expense, net	0.0	0.0
Income before provision for income taxes	(840.0)	(368.0)
Income tax expense (recovery)	0.0	0.0
Net income	(840.0)	(368.0)
Non-controlling interest in subsidiaries	2.0	4.0
Preferred stock dividends	(42.0)	(42.0)
Net income attributable to common shareholders	(800.0)	(330.0)
Comprehensive income attributable to common shareholders	(1,468.0)	23.0
Parent Company [Member]
Revenues [Abstract]
Total operating revenues	0.0	0.0
Operating expenses
Total operating expenses	45.0	41.0
Income from equity investments	801.0	337.0
Other income (expenses), net	22.0	38.0
Interest expense, net	79.0	84.0
Income before provision for income taxes	699.0	250.0
Income tax expense (recovery)	(47.0)	(44.0)
Net income	746.0	294.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	36.0	28.0
Net income attributable to common shareholders	710.0	266.0
Comprehensive income attributable to common shareholders	1,249.0	(6.0)
Subsidiary Issuer [Member]
Revenues [Abstract]
Total operating revenues	0.0	0.0
Operating expenses
Total operating expenses	0.0	0.0
Income from equity investments	0.0	0.0
Other income (expenses), net	0.0	0.0
Interest expense, net	(40.0)	(40.0)
Income before provision for income taxes	40.0	40.0
Income tax expense (recovery)	9.0	17.0
Net income	31.0	23.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income attributable to common shareholders	31.0	23.0
Comprehensive income attributable to common shareholders	56.0	3.0
Guarantor Subsidiaries [Member]
Revenues [Abstract]
Total operating revenues	4,432.0	4,274.0
Operating expenses
Total operating expenses	3,468.0	3,241.0
Income from equity investments	3.0	1.0
Other income (expenses), net	20.0	15.0
Interest expense, net	456.0	451.0
Income before provision for income taxes	531.0	598.0
Income tax expense (recovery)	64.0	511.0
Net income	467.0	87.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	38.0	29.0
Net income attributable to common shareholders	429.0	58.0
Comprehensive income attributable to common shareholders	973.0	(291.0)
Non-Guarantor Subsidiaries [Member]
Revenues [Abstract]
Total operating revenues	2,146.0	2,009.0
Operating expenses
Total operating expenses	1,665.0	1,583.0
Income from equity investments	150.0	122.0
Other income (expenses), net	(27.0)	(46.0)
Interest expense, net	218.0	203.0
Income before provision for income taxes	386.0	299.0
Income tax expense (recovery)	43.0	36.0
Net income	343.0	263.0
Non-controlling interest in subsidiaries	(1.0)	1.0
Preferred stock dividends	4.0	13.0
Net income attributable to common shareholders	340.0	249.0
Comprehensive income attributable to common shareholders	$ 439.0	$ 265.0